Trade and Other Receivables - Schedule of Movement in Trade and Other Receivables for Expected Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018
Trade Receivables
Statement Line Items [Line Items]
Allowance for credit loss, beginning of period	$ 10,193		$ 163
Impact of adoption of IFRS 9	18,050
Charged to operations	60,208	[1]	13,734
Unwinding of expected credit loss (included in finance income)	(13,227)		(932)
Reversal of expected credit loss (included in other gains/(losses))	(20,698)
Bad debts	(13,031)		(2,772)
Translation adjustment	(160)
Allowance for credit loss, end of period	41,335		10,193
Other Receivables
Statement Line Items [Line Items]
Allowance for credit loss, beginning of period
Impact of adoption of IFRS 9	447
Charged to operations	7,284	[1]
Unwinding of expected credit loss (included in finance income)
Reversal of expected credit loss (included in other gains/(losses))
Bad debts	(7,281)
Translation adjustment
Allowance for credit loss, end of period	447
Total Receivables
Statement Line Items [Line Items]
Allowance for credit loss, beginning of period	10,193		163
Impact of adoption of IFRS 9	18,497
Charged to operations	67,492	[1]	13,734
Unwinding of expected credit loss (included in finance income)	(13,227)		(932)
Reversal of expected credit loss (included in other gains/(losses))	(20,698)
Bad debts	(20,315)		(2,772)
Translation adjustment	(160)
Allowance for credit loss, end of period	$ 41,782		$ 10,193

[1]	The incremental impact on account of adoption of IFRS 15 and IFRS 9.